THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

10013930

P. William Slattery
Vice President
Listing Qualifications

CERTNAS
001-34999

_By Facsimile and First Class Mail_

December 13, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 10, 2010 The Nasdaq Stock Market (the "Exchange") received from Ossen Innovation Co., Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing
one Ordinary Share
Ordinary Shares, par value US$0.01 per share*

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

*Not for trading, but only in connection with the registration of American Depositary Shares.